united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/20

Item 1. Reports to Stockholders.

Main Sector Rotation ETF
(SECT)

Semi-Annual Report
November 30, 2020

1-866-383-9778
www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main Sector Rotation ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

November 30, 2020

Dear Shareholder,

Since the S&P 500’s bottom on March 23, 2020, the Fund has returned +60.09% through November 30, 2020. Over the same time period, the S&P 500 was up 59.08% and the Morningstar US Large Blend Category was up +55.92%, so the Fund has outperformed both the S&P 500 and the Morningstar US Large Blend Category from the market bottom. For the 6 months ended November 30, 2020, the Fund was up +22.25%, the S&P 500 was up +19.98% and the Morningstar US Large Blend Category was up +19.30%. For the calendar year to date November 30, 2020, the Fund was up +10.52% while the S&P 500 was up 14.02% and the Morningstar US Large Blend Category was up 10.86%. While the Fund trailed the benchmark and category, we feel that the outperformance since the market bottom reflects the changes made in the portfolio in response to the changing market environment and may continue to benefit the Fund going forward. The strongest positive contributions to the Fund’s performance have come from its positions in Homebuilders (XHB, ITB), Biotechnology (XBI, IBB), Semiconductors (SMH), and Information Technology (XLK), while its positions in Mid-Cap Value (IWS) and Energy (XLE, VDE) weighed on its performance. As we head into the new year, the Fund remains positioned in selected defensive and cyclical areas, like a barbell, in order to take advantage of the uncertainty surrounding the ongoing economic recovery in the face of a recent virus resurgence.

We at Main Management ETF Advisors, LLC would like to thank you for being an investor in SECT and look forward to working with you in the coming year.

Glossary of Terms:

S&P 500 – The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 11.2 trillion indexed or benchmarked to the index, with indexed assets comprising approximately USD 4.6 trillion of this total. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Source: SPGlobal.com

Morningstar US Large Blend Category – Large-blend portfolios are fairly representative of the overall US stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the US equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of US industries, and owing to their broad exposure, the portfolios’ returns are often similar to those of the S&P 500 Index.

Source: Morningstar Report: Mutual Fund Data Definitions

9292-NLD-12/14/2020

MAIN SECTOR ROTATION ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2020

Average Total Return through November 30, 2020*, as compared to its benchmark:

	Six Months	One Year	Since Inception (1)
Main Sector Rotation ETF - NAV	22.25%	12.62%	11.16%
Main Sector Rotation ETF - Market Price	22.09%	12.52%	11.13%
S&P 500 Total Return Index (2)	19.98%	17.46%	14.93%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Beginning November 2, 2020, market price returns are calculated using the closing price and account for distributions from the funds. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2030, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.80% per the September 28, 2020 Prospectus.

(1)	As of the close of business on the day of commencement of operations on September 5, 2017.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of November 30, 2020

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	98.6%
Money Market Funds - Securities Lending Collateral	42.4%
Liabilities In Excess of Other Assets	(41.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.6%
	BROAD MARKET - 7.5%
548,320	iShares MSCI USA Value Factor ETF *	$46,596,234

	CONSUMER DISCRETIONARY - 17.1%
209,760	Consumer Discretionary Select Sector SPDR Fund *	32,986,858
747,040	iShares U.S. Home Construction ETF *	41,781,947
540,960	SPDR S&P Homebuilders ETF *	30,959,141
		105,727,946
	FINANCIAL - 10.4%
2,298,160	Financial Select Sector SPDR Fund	64,072,701

	HEALTH CARE - 17.5%
577,760	Health Care Select Sector SPDR Fund *	63,403,382
121,440	iShares Nasdaq Biotechnology ETF *	17,606,371
202,400	SPDR S&P Biotech ETF *	26,959,680
		107,969,433
	LARGE CAP - 16.3%
220,800	Invesco QQQ Trust Series 1 *	66,156,096
592,480	Schwab U.S. Large-Cap Value ETF *	34,286,818
		100,442,914
	SMALL CAP - 5.7%
195,010	iShares Russell 2000 ETF *	35,300,710

	TECHNOLOGY - 24.1%
1,023,040	Technology Select Sector SPDR Fund *	126,324,979
106,720	VanEck Vectors Semiconductor ETF *	22,262,859
		148,587,838

	TOTAL EXCHANGE TRADED FUNDS (Cost - $445,399,893)	608,697,776

	MONEY MARKET FUNDS - 42.4%
	SECURITIES LENDING COLLATERAL
177,290,468	Fidelity Institutional Government Fund - Institutional Class 0.01% (a)	177,290,468
84,834,064	Morgan Stanley Institutional Liquidity Fund - Institutional Class 0.10% (a)	84,834,064
	TOTAL MONEY MARKET FUNDS (Cost - $262,124,532)	262,124,532

	TOTAL INVESTMENTS - 141.0% (Cost - $707,524,425)	$870,822,308
	LIABILITIES IN EXCESS OF OTHER ASSETS - (41.0)%	(253,253,431)
	NET ASSETS - 100.0%	$617,568,877

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	All or a portion of this security is on loan. The market value of loaned securities is $255,863,333.

(a)	Security was purchased with cash received as collateral for securities on loan at November 30, 2020. Total collateral had a value of $262,124,532 at November 30, 2020.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2020

ASSETS
Investment securities:
At cost	$707,524,425
At value	$870,822,308	*
Cash and cash equivalents	8,233,022
Cash held for collateral at broker for options	1,165,781
Receivable for fund shares sold	1,678,375
Prepaid expenses and other assets	21,454
TOTAL ASSETS	881,920,940

LIABILITIES
Securities lending collateral payable upon return	262,124,532
Payable for securities purchased	1,654,085
Investment advisory fees payable	493,448
Payable to related parties	44,461
Legal fees payable	5,317
Due to broker	52
Other accrued expenses and other liabilities	30,168
TOTAL LIABILITIES	264,352,063
NET ASSETS	$617,568,877

NET ASSETS CONSIST OF:
Paid in capital	$500,165,344
Accumulated earnings	117,403,533
NET ASSETS	$617,568,877

NET ASSET VALUE PER SHARE:
Net Assets	$617,568,877
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,400,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$33.56

*	Includes market value of securities on loan

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2020

INVESTMENT INCOME
Dividends	$3,827,464
Interest	809
Securities lending income	195,659
TOTAL INVESTMENT INCOME	4,023,932

EXPENSES
Investment advisory fees	1,439,566
Administrative services fees	143,983
Custodian fees	30,593
Professional fees	20,502
Printing and postage expenses	15,001
Compliance officer fees	14,000
Transfer agent fees	10,250
Insurance expense	8,500
Trustees fees and expenses	7,499
Interest expense	381
Other expenses	9,999
TOTAL EXPENSES	1,700,274

NET INVESTMENT INCOME	2,323,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	9,042,162
Options written	(1,555,484)
Net realized gain on in-kind redemptions	13,598,555
Net change in unrealized appreciation on:
Investments	89,025,123
Options written	2,288,179
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	112,398,535

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,722,193

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2020	Year Ended
	(Unaudited)	May 31, 2020
FROM OPERATIONS:
Net investment income	$2,323,658	$6,749,721
Net realized gain (loss) from investments, options purchased, options written and in-kind redemptions	21,085,233	(51,897,566)
Net change in unrealized appreciation on investments and options written	91,313,302	60,007,987
Net increase in net assets resulting from operations	114,722,193	14,860,142

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(5,200,425)	(6,830,425)
Net decrease in net assets resulting from distributions to shareholders	(5,200,425)	(6,830,425)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	23,806,453	133,782,652
Payments for shares redeemed	(50,824,376)	(49,381,238)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(27,017,923)	84,401,414

TOTAL INCREASE IN NET ASSETS	82,503,845	92,431,131

NET ASSETS
Beginning of Period	535,065,032	442,633,901
End of Period	$617,568,877	$535,065,032

SHARE ACTIVITY
Shares Sold	800,000	4,750,000
Shares Redeemed	(1,700,000)	(1,850,000)
Net increase (decrease) in shares of beneficial interest outstanding	(900,000)	2,900,000

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the
	November 30, 2020		Year Ended	Year Ended	Period Ended
	(Unaudited)		May 31, 2020	May 31, 2019	May 31, 2018 (1)

Net asset value, beginning of period	$27.72		$26.99	$28.21	$25.00
Income from investment operations:
Net investment income (2)	0.12		0.38	0.27	0.12
Net realized and unrealized gain (loss) on investments	5.99		0.74	(1.05)	3.25
Total from investment operations	6.11		1.12	(0.78)	3.37
Less distributions from:
Net investment income	(0.27)		(0.39)	(0.20)	(0.16)
Net realized gains	—		—	(0.24)	—
Total distributions	(0.27)		(0.39)	(0.44)	(0.16)
Net asset value, end of period	$33.56		$27.72	$26.99	$28.21
Market price, end of period *	$33.53		$27.73	$26.98	$28.30
Total return (3)	22.25	% (4)	4.28%	(2.68)%	13.52	% (4)
Net assets, at end of period (000s)	$617,569		$535,065	$442,634	$328,621
Ratio of expenses to average net assets (6)	0.59	% (5)	0.60%	0.61%	0.61	% (5)
Ratio of net investment income to average net assets (7)	0.81	% (5)	1.32%	1.00%	0.58	% (5)
Portfolio Turnover Rate (8)	12	% (4)	76%	61%	12	% (4)

(1)	The Main Sector Rotation ETF commenced operations on September 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

*	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2020

1.	ORGANIZATION

The Main Sector Rotation ETF Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to outperform the S&P 500 Total Return Index in rising markets while limiting losses during periods of decline. The Fund commenced operations on September 5, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are- valued at net asset value, including the short-term investment currently held. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers,- and general market conditions or market quotations from a major market maker in the securities. Short term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$608,697,776	$—	$—	$608,697,776
Money Market Funds - Collateral for Securities on Loan	262,124,532	—	—	262,124,532
Total	$870,822,308	$—	$—	$870,822,308

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk – The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets,

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Fund, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund bears a risk that the value of the securities held by the Fund will vary from the value of the index and relative to the written index call option positions. Accordingly, the Fund may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Fund, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As the writer of an index call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2019 and 2020 tax returns or expected to be taken in the Fund’s 2021 tax returns. The Fund Identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended November 30, 2020, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 8).

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $90,641,065 and $116,237,008, respectively.

For the six months ended November 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $24,622,487 and $49,938,716, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended November 30, 2020, the Fund incurred $1,439,566 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2030, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. During the six months ended November 30, 2020, the Adviser did not waive any fees or reimburse expenses pursuant to this agreement. As of November 30, 2020, there are no previously waived advisory fees subject to recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of November 30, 2020, the Plan has not been activated. For six months ended November 30, 2020, the Fund did not incur any distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Gemini Fund Services, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$707,646,175	$163,297,883	$(121,750)	$163,176,133

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	May 31, 2020	May 31, 2019
Ordinary Income	$6,830,425	$6,276,285
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$6,830,425	$6,276,285

As of May 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,956,856	$—	$(60,585,107)	$(6,352,815)	$—	$71,862,831	$7,881,765

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $60,585,107 .

At May 31, 2020, the Fund had a capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$4,005,472	$2,347,343	$6,352,815	$51,816

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassification for the year ended May 31, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$3,065,386	$(3,065,386)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended November 30, 2020, the Fund received $6,400 in fixed fees and $2,991 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

8.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of November 30, 2020:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Institutional Government Fund	$177,290,468	$—	$—	$—	$177,290,468
Morgan Stanley Institutional Liquidity Fund	84,834,064	—	—	—	84,834,064
Total	$262,124,532	$—	$—	$—	$262,124,532

At November 30, 2020, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Institutional Government Fund and the Morgan Stanley Institutional Liquidity Fund as shown in the Portfolio of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fund totaled $255,863,333 at November 30, 2020. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Securities Lending Collateral” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $262,124,532 for the Fund at November 30, 2020. These amounts are offset by a

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

liability recorded as “Securities lending collateral payable upon return” as shown on the Statement of Assets and Liabilities.

9.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended November 30, 2020.

		Change in Unrealized
	Realized Loss	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(1,555,484)	$2,288,179

The notional value of the derivative instruments outstanding as of November 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended November 30, 2020 as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN SECTOR ROTATION ETF
EXPENSE EXAMPLE (Unaudited)
November 30, 2020

ETFs have operating expenses. As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized
	Beginning	Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During Period
Actual	6/1/20	11/30/20		6/1/20-11/30/20*
Main Sector Rotation ETF	$1,000.00	$1,222.50	0.59%	$3.29
Hypothetical* (5% return before expenses)	6/1/20	11/30/20		6/1/20-11/30/20*
Main Sector Rotation ETF	$1,000.00	$1,022.11	0.59%	$2.99

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.mainmgtetfs.com.

MAIN SECTOR ROTATION ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2020

Renewal of the Investment Advisory Agreement with Main Management ETF Advisors, LLC with respect to Main Sector ETF-

In connection with the Meetings of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on July 14, 2020 – July 15, 2020, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “MMEA Advisory Agreement”) between Main Management ETF Advisors, LLC (“MMEA”) and the Trust, with respect to Main Sector Rotation ETF (the “Fund”). In considering the renewal of the MMEA Advisory Agreement, the Board received materials specifically relating to the MMEA Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the MMEA Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the MMEA Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees acknowledged the experience of the MMEA’s investment management team. The Trustees acknowledged MMEA’s extensive internal and external research and trading information used in investment decisions. The Trustees noted MMEA extensive experience trading ETFs and knowledge of ETF pricing. The Trustees further noted that MMEA monitored the Fund daily for compliance through internal monitoring spreadsheets, and conducted a monthly review by the internal investment committee. The Trustees acknowledged that MMEA’s best execution review and approved broker-dealers are based on a broad range of factors. The Trustees concluded that MMEA has the potential to continue to deliver a high quality of service in line with their expectations.

Performance.

The Trustees reviewed the performance of the Fund for the 1-year and since-inception periods and noted that the Fund underperformed the Broadridge peer group median and Morningstar category median for both periods. The Trustees noted MMEA’s use of call options in an attempt to enhance performance. The Trustees concluded that the performance obtained by MMEA for the Fund was satisfactory.

Fees and Expenses.

The Trustees reviewed MMEA’s advisory fee of 0.50%, noting it was lower than the Morningstar category and peer group average of 0.56% and 0.48%, respectively. The Trustees considered the Fund’s net expense ratio and noted that at 0.61%, the Fund’s net expense ratio was lower than the Morningstar category average of 0.67% and the Broadridge peer group average of 0.63%. The Trustees further noted that this expense ratio was the result of an expense limitation put in place by MMEA. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability.

The Trustees reviewed a profitability analysis provided by MMEA for the last 12 months of the Fund’s operation. They noted MMEA realized a small net profit in connection with its relationship with the Fund during the last 12 months of Fund’s operation. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from MMEA’s relationship with the Fund is not an issue at this time.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2020

Economies of Scale.

The Trustees noted that the Fund’s growth had not been at a rate that would allow MMEA to realize economics of scale. The Trustees noted MMEA was willing to discuss the implementation of breakpoints if the Fund’s assets under management approaches $2 billion, and MMEA achieved material economies of scale related to its operation. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion.

Having requested and received such information from MMEA as the Trustees believed to be reasonably necessary to evaluate the terms of the MMEA Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the MMEA Advisory Agreement is in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-866-383-9778 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-383-9778.

ADVISER
Main Management ETF Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

SECT-SAR20

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/4/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/4/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/4/21